UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

Dreyfus Manager Funds I (formerly, Dreyfus Premier Manager Funds I) 200 Park Avenue New York, NY 10166

2.	The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number: 811-21386 Securities Act File Number: 333-106576

4(a). Last day of fiscal year for which this notice is filed:

March 31, 2009

4(b).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

Dreyfus Institutional Prime Money Market Fund - Class A
(formerly, Bear Stearns Money Market Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,114,178,801.87
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 1,790,766,619.50
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 1,981,806,488.86
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 3,772,573,108.36
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (2,658,394,306.49)

	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0000558
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus Alpha Growth Fund - Class A
(formerly, Dreyfus Premier Alpha Growth Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 57,177,381
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 148,076,326
		repurchased during the fiscal year:	--------------

	(iii)	Aggregate price of securities redeemed or	$ 446,571,595
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 594,647,921
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ 537,470,540
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000558
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus Alpha Growth Fund - Class B
(formerly, Dreyfus Premier Alpha Growth Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 306,482
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 8,140,116
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 21,168,293
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 29,308,409
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	($29,001,927)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000558
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus Alpha Growth Fund - Class C
(formerly, Dreyfus Premier Alpha Growth Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 3,143,161
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 30,466,071
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 75,942,213
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 106,408,284
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	-$ 103,265,123
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000558
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus Alpha Growth Fund - Class I
(formerly, Dreyfus Premier Alpha Growth Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,146,785
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 23,751,990
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 8,842,811
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$
		and 5(iii):	32,594,801
------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	($31,448,016)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000558
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus Alpha Growth Fund - Class T
(formerly, Dreyfus Premier Alpha Growth Fund)
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$ 2,571,196
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 41,102,559
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 78,886,991
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 119,989,550
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	($ 117,418,354)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0000558
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus Premier Intrinsic Value Fund - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,460,599
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 3,506,583
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 5,139,011
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	($ 8,645,594)
		and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	-$ 7,184,995
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0000558
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus Premier Intrinsic Value Fund - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 316,840
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 1,628,776
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 17,467,965
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 19,096,741
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	($ 18,779,901)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000558
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-

5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus Premier Intrinsic Value Fund - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 614,750
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 2,865,320
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 8,963,985
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 11,829,305
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	($ 11,214,555)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000558
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus Premier Intrinsic Value Fund - Class I
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 5,571,258
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 13,985,647
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 40,324,178
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 54,309,825
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	($ 48,738,567)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000558
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Premier Intrinsic Value Fund - Class T
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$ 773,996

	fiscal year pursuant to section 24(f):		---------------

(ii)	Aggregate price of securities redeemed or		$ 2,568,004
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or		$ 21,639,677
	repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		-$ 24,207,681
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ -0-
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future		($ 23,433,685)
	years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X	.0000558
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============
Dreyfus S&P Stars Fund - Class A
(formerly, Dreyfus Premier S&P Stars Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 177,195,665
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (114,965,759)
		repurchased during the fiscal year:	----------------

	(iii)	Aggregate price of securities redeemed or	$ -
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (114,965,759)

	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 62,229,906
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ -
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000558
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	3,472.43
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 3,472.43
=============

Dreyfus S&P Stars Fund - Class B
(formerly, Dreyfus Premier S&P Stars Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 208,938
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (34,342,114)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (323,805,404)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (358,147,518)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (357,938,580)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0000558
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus S&P Stars Fund - Class C
(formerly, Dreyfus Premier S&P Stars Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,906,285
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (32,809,601)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (199,194,694)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (232,004,295)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (230,098,010)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000558
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus S&P Stars Fund - Class I
(formerly, Dreyfus Premier S&P Stars Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 3,623,918
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (96,607,450)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (83,464,204)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (180,071,654)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (176,447,736)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000558
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus S&P Stars Fund - Class T
(formerly, Dreyfus Premier S&P Stars Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 2,934,818
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (171,707,743)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (441,296,771)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (613,004,514)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (610,069,696)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000558
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============
Dreyfus S&P Stars Opportunity Fund - Class A
(formerly, Dreyfus Premier S&P Stars Opportunity Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 105,051,459
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (54,130,648)
		repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ (54,130,648)
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 50,920,811
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ -
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000558
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	2,841.38
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 2,841.38
=============

Dreyfus S&P Stars Opportunity Fund - Class B
(formerly, Dreyfus Premier S&P Stars Opportunity Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 7,465,695
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (4,417,029)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (6,899,958)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (11,316,987)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -

	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ (3,851,292)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0000558
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus S&P Stars Opportunity Fund - Class C
(formerly, Dreyfus Premier S&P Stars Opportunity Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 16,586,907
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ (22,407,514)
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ ( - )
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ (22,407,514)
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ -
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$ (5,820,607)
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X	.0000558
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus S&P Stars Opportunity Fund - Class I
(formerly, Dreyfus Premier S&P Stars Opportunity Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 42,114,809
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ (10,387,325)
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ ( - )
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ (10,387,325)
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 31,727,484
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future	$ -
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X	.0000558
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	1,770.39
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 1,770.39
=============

Dreyfus S&P Stars Opportunity Fund - Class T
(formerly, Dreyfus Premier S&P Stars Opportunity Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 2,836,495
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (16,349,571)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (9,203,906)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (25,553,477)
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ -
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (22,716,982)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000558
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Premier Small Cap Equity Growth Fund - Class A 5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$ 50,924
	fiscal year pursuant to section 24(f):		---------------

(ii)	Aggregate price of securities redeemed or		$ (4,855,325)
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or	$ -
	repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		$ (4,855,325)
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ -0-
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future		$ (4,804,401)
	years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000558
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus Premier Small Cap Equity Growth Fund - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ -0-
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (748,001)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (37,909)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ (785,910)
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ (785,910)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0000558
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Premier Small Cap Equity Growth Fund - Class I
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ -0-
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (265,197)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (1,022)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (266,219)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (266,219)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0000558
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus Premier Small Cap Equity Growth Fund - Class T
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 14,191
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ (254,694)
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ (254,694)
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$ (240,503)
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X	.0000558
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

TOTAL FOR ALL FUNDS:	$ 8,084.20
=============

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[X] Wire Transfer [_] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	/s/ Michael A. Rosenberg

Michael A. Rosenberg
Vice President and Secretary

Date: June 1, 2009

* Please print the name and title of the signing officer below the signature.